Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
Schedule of Accounts Payable
	As of December 31,
	2024	2023
	US$	US$
Payables to suppliers of media and entertainment services	2,386	8,628
Other	1,254	754

	3,640	9,382